Document And Entity Information	Jul. 29, 2026
Document Information [Line Items]
Entity, Registrant Name	NATURAL HEALTH TRENDS CORP.
Document, Type	8-K
Document, Period End Date	Jul. 29, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-36849
Entity, Tax Identification Number	59-2705336
Entity, Address, Address Line One	609 Deep Valley Drive, Suite 395
Entity, Address, City or Town	Rolling Hills Estates
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	90274
City Area Code	(310)
Local Phone Number	541-0888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	NHTC
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000912061